Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies
2.	Summary of significant accounting policies
2.1	Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2.2	Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated.

The Company, through its wholly-owned foreign invested subsidiary, WFOE, in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Wuhan Douyu and Wuhan Ouyue (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet valued-added businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

If the PRC government finds that the Company’s contractual arrangements do not comply with its restrictions on foreign investment in the value-added telecommunication services, or if the PRC government otherwise finds that the Company’s or the VIEs are in violation of PRC laws or regulations or lack the necessary permits or licenses to operate its business, the relevant PRC regulatory authorities, including the MIIT and SAMR, would have discretion in dealing with such violations or failures in accordance with applicable laws, including, without limitation:

●	revoking the business licenses and/or operating licenses of such entities;
●	discontinuing or placing restrictions or onerous conditions on the Company’s operation through any transactions between our PRC subsidiaries and the VIEs;
●	imposing fines, confiscating the income from the Company’s PRC subsidiaries or the VIEs, or imposing other requirements with which the Company or the VIEs may not be able to comply; or
●	requiring the Company to restructure our ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect our ability to consolidate or derive economic interests from the VIEs.

Any of these actions could cause significant disruptions to the Company’s business operations and severely damage the Company’s reputation, which would in turn materially and adversely affect the Company’s business, financial condition and results of operations.

2.	Summary of significant accounting policies (Continued)
2.2	Basis of Consolidation (Continued)

The following financial statement amounts and balances of the VIEs, were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	339,495,145	469,616,029
Restricted cash	83,387	34,931
Short-term bank deposits	80,000,000	196,493,754
Accounts receivable, net	48,706,963	76,835,525
Prepayments	26,353,088	15,565,395
Amounts due from related parties	74,116,192	91,548,882
Other current assets	175,835,175	169,919,175
Property and equipment, net	3,088,802	2,626,675
Long-term bank deposits	160,000,000	—
Intangible assets, net	59,542,225	32,278,768
Right-of-use assets	12,891,088	3,341,437
Investments	193,677,231	195,447,619
Other non-current assets	63,013,382	56,286,173
Total Assets	1,236,802,678	1,309,994,363
LIABILITIES
Accounts payable	436,642,460	498,282,741
Advances from customers	4,412,848	2,277,588
Deferred revenue	251,591,800	236,124,062
Accrued expenses and other current liabilities	117,124,157	111,867,960
Amounts due to related parties	220,194,409	111,302,560
Lease liabilities	12,649,480	3,165,386
Total Liabilities	1,042,615,154	963,020,297

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	5,459,630,803	4,234,608,729	3,809,355,931
Net (loss) income	(49,971,489)	(266,581,526)	185,239,077

2.	Summary of significant accounting policies (Continued)
2.2	Basis of Consolidation (Continued)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(180,359,213)	(385,060,569)	85,673,058
Net cash provided by investing activities	55,516,731	380,148,093	47,771,310
Net cash used in financing activities	(965)	—	—

The WFOE is entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs. The inter-company service fees charged by WFOE were RMB354,509,123, RMB198,006,640 and RMB149,512,987 for the years ended December 31, 2023, 2024 and 2025, respectively. The amounts due to WFOE were RMB1,691,181,872 and RMB1,748,790,690 as of December 31, 2024 and 2025, respectively. These inter-company transactions and balances were eliminated in the consolidated financial statements.

The VIEs contributed approximately 99%, 99%, and 99% of the Group’s consolidated revenue for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIEs accounted for an aggregate of 23% and 42% of the consolidated total assets and 84% and 85% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its registered capital, to the Company in the form of loans and advances or cash dividends.

2.3	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, realization of deferred tax assets, impairment of prepayment and other non-current assets, impairment of investment, impairment of goodwill and intangible assets, and allowance for credit loss.

2.	Summary of significant accounting policies (Continued)
2.4	Fair value measurements

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Group’s short-term financial instruments include cash and cash equivalents, short-term bank deposits, receivables, payables, other current assets, amounts due from related parties, other current liabilities and amounts due to related parties. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of the long-term bank deposits approximate their fair values as the interest rates are comparable to the prevailing interest rates in the market. The fair value of equity investments without readily determinable fair values cannot be reasonably estimated without undue costs.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The following table presents the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

			Quoted Prices in Active	Significant Other
			Markets for Identical	Observable
As of December 31,	Description	Fair Value	Assets (Level 1)	Inputs (Level 2)
		RMB	RMB	RMB
2024	Investment in equity investees	76,929,667	76,929,667	—
2025	Investment in equity investees	11,062,659	11,062,659	—

2.Summary of significant accounting policies (Continued)

2.4	Fair value measurements (Continued)

Certain assets have been measured at fair value on a nonrecurring basis, using significant unobservable inputs (Level 3). The following table presents the nonrecurring losses recognized for the years ended December 31, 2024 and 2025, respectively, based on the relevant assets classification:

As of December 31, 2024

Description	Fair Value	Total Losses
	RMB	RMB
Equity method investments	—	7,085,156
Equity investments without readily determinable fair value	—	19,689,373
Intangible assets, net – agency contract rights	—	61,679,245
Other non-current assets - prepayments	—	13,793,447
Total	—	102,247,221

As of December 31, 2025

Description	Fair Value	Total Losses
	RMB	RMB
Equity investments without readily determinable fair value	—	2,114,370
Total	—	2,114,370

Investments were primarily valued using the market approach (i.e. market multiples derived from a set of comparable companies). The fair value of intangible assets, net and other non - current assets are determined by using discounted cashflow method associated with the underlying assets, such as current economic condition, management forecasts, etc.

2.5	Foreign currency translation

The functional currency of the Company and Douyu Hongkong Limited are in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of DouYu Japan is Japanese Yen (“JPY”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the consolidated statements of comprehensive income (loss).

The Group’s reporting currency is RMB. For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of comprehensive income (loss) and the consolidated statements of changes in shareholders’ equity.

2.Summary of significant accounting policies (Continued)

2.6	Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025 as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2025, or at any other rate.

2.7	Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal and use.

2.8	Short-term and long-term bank deposits

The Group holds fixed term certificates of deposit. Certificate of deposits with original maturities between three months to one year are classified as short-term bank deposits and fixed term certificates of deposit with maturities beyond one year are classified as long-term bank deposits.

2.9	Accounts receivable, net of allowance for credit loss

Accounts receivable, net are stated at the historical carrying amount net of allowance for credit loss. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

2.10	Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Gains and losses from disposals of property and equipment are included in other operating income or expense in the consolidated statements of comprehensive income (loss).

2.	Summary of significant accounting policies (Continued)
2.11	Intangible assets, net

Intangible assets are recorded at the cost to acquire these assets less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Agency contract rights	Over the contract period
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Software	3 - 5 years
Licensed copyrights of content	1 - 3 years
Others	3 - 10 years
(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2024 which remains valid until March 2027, and intends to renew the license indefinitely.

2.12	Goodwill

Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group’s annual testing date is December 31.

In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

2.13	Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets including intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group evaluates intangible asset that is not subject to amortization for impairment annually and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss in other operating income (expenses), net, on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.

2.	Summary of significant accounting policies (Continued)
2.14	Long-term investments

Equity method investments

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments by recognizing investment income or loss for share of the earnings or loss of the investee after the date of investment, as well as any impairment loss.

The Group assesses its equity method investments for impairment by considering factors including, but not limited to, financial performance and operating performance of the entities, including current earnings and operating cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group recorded impairment loss of RMB29,123,511, RMB7,085,156 and RMB nil, respectively, in share of loss in equity method investments for the years ended December 31, 2023, 2024 and 2025, respectively.

Investment in equity investees

The Group measures its investment in equity investees that have readily determinable fair values at fair value, with gains and losses from fair value changes recognized as other (expenses) income, net in the consolidated statements of comprehensive income (loss). The Group recognized fair value changes on investments based on observable stock trading prices in active markets of RMB nil, RMB40,628,028 and RMB(65,200,488) for the years ended December 31, 2023, 2024 and 2025, respectively.

Equity securities without readily determinable fair value

The Group’s investment in equity securities comprise of investment in privately-held companies.

The Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) and elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other expense, net. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount recorded as impairment loss.

For years ended December 31, 2023, 2024 and 2025, the Group recorded impairment loss of RMB58,005,769, RMB19,689,373 and RMB2,114,370 in other (expenses) income, net, respectively.

2.	Summary of significant accounting policies (Continued)
2.15	Revenue recognition

Revenues are recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The following table disaggregates the Group’s revenue by major type of services for the years ended December 31, 2023, 2024 and 2025:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Live streaming	4,799,005,778	3,073,920,690	2,177,418,656
Innovative business	—	1,015,882,444	1,446,157,085
Advertisement and other revenue	731,398,779	181,022,322	195,275,938
Total	5,530,404,557	4,270,825,456	3,818,851,679

Live streaming

The Group is principally engaged in operating its own live streaming platforms, which enable streamers and users to interact with each other during live streaming. The users have the option to purchase virtual currency, which is non-refundable and can only be used to redeem for virtual items to be consumed in the live streaming sessions on the Group’s platforms. Unredeemed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below. Virtual items are categorized as consumable and time-based items. Consumable items consist of virtual gifts presented from the users to the streamers to show their support, and are consumed immediately upon redemption and time-based items consist of monthly premium subscription services.

The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live streaming revenue on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live streaming service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers which is considered consumed simultaneously by the users, while revenue related to time-based items is recognized ratably over a fixed period on a straight-line basis. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.

Virtual items can be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group allocates the total consideration to each distinct virtual item based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition policy discussed above unless otherwise stated.

2.	Summary of significant accounting policies (Continued)
2.15	Revenue recognition (Continued)

Innovative business

The Group generates innovative business revenues from its voice-based social networking services and game-specific membership services. The Group started to engage in operating its voice-based live streaming app since March 2023. The Group has evaluated and determined that it is the principal and views the users to be its customers. Users can buy non-refundable virtual currency to redeem for consumable gifts or time-based subscriptions to achieve interaction with the streamers. The Group reports its revenue from voice-based social networking services on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the voice-based social networking service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers which is considered consumed simultaneously by the users, while revenue related to time-based items is recognized ratably over a fixed period on a straight-line basis.

Regarding the revenues from game-specific membership services, the Group sets separate game-membership page on its live streaming platforms. Users can purchase memberships rights on the page and get rewarding membership points, the revenue generated from membership purchasing behavior will be allocated between the membership rights and points. From then on, users have the rights to get points through purchasing membership-only gifts. The Group recognizes revenue over the period of membership rights. The transaction price allocated to the points will be deferred until the users redeem the points for the virtual goods for consumption or points expired. The Group determined that it is the principal in the game-specific membership services.

Considering the scale of revenue generated from innovative business, the Group began to disclose separately since the second quarter of 2024, and previously, it was included in other revenue at the amount in other revenue with the amount of RMB378,358,519 in 2023.

Advertisement and other revenue

Advertisement and other revenue mainly consist of revenue generated from advertisement and game distribution revenue. With respect to advertisement revenues, the Group generates revenues from rendering of advertisement services and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisement revenues are recognized over the contract period of display and net of sales incentives provided to the advertisers or advertisement agencies based on purchase volume.

With respect to game distribution revenue, online games developed by third party game developers are displayed through the Group’s platforms to attract users to download and play the games. The Group earns revenues from game developers in accordance with the pre-determined arrangements based on the in-game purchase amounts for the games downloaded or played through the Group’s platforms. The Group considers itself as agent in these arrangements. Game distribution revenue is recognized at a point in time when the in-game purchase is made.

Practical expedients and exemptions

The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations.

2.	Summary of significant accounting policies (Continued)
2.15	Revenue recognition (Continued)

Contract balances

Contract balances include accounts receivable, advances from customers and deferred revenue. Accounts receivable represent cash due from third-party application stores as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for credit loss reflects the best estimate of probable losses inherent to the accounts receivable balance. Advances from customers primarily represent cash received from the Group’s advertisement customers. Deferred revenue primarily includes cash received from paying users related to the Group’s live streaming service. Deferred revenue is recognized as revenue when all of the revenue recognition criteria have been met or over the estimated service period. Revenue recognized in 2025 that was included in the deferred revenue balance as of January 1, 2025 was RMB251,591,800, which consists primarily of virtual items consumption. Due to the generally short-term duration of the Group’s contracts, the balances of deferred revenue and advances from customers as of December 31, 2025 will be recognized as revenue within one year.

2.16	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees paid to live streamers and talent agencies determined based on a percentage of revenue from sale of virtual items, (ii) content costs, (iii) bandwidth, (iv) salaries and welfare, (v) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, and (vi) payment handling costs.

2.17	Research and development expenses

Research and development expenses primarily consist of (i) salaries and welfare incurred for research and development personnel, and (ii) rental, general expenses and depreciation expenses associated with the research and development activities. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2023, 2024 and 2025.

2.18	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, and (ii) salaries and welfare for sales and marketing personnel.

2.19	General and administrative expenses

General and administrative expenses consist primarily of (i) professional service fees, and (ii) salaries and welfare for general and administrative personnel and (iii) allowance for credit loss.

2.	Summary of significant accounting policies (Continued)
2.20	Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that they are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

2.21	Segment information

The Group operates as one operating segment and reportable segment. The Group’s chief operating decision maker (“CODM”) is the Co-CEO, who reviews financial information presented on a consolidated basis.

The measures used by CODM to assess performance and make operating decisions are the net revenues and net income (loss) as reported on the Group’s consolidated statements of comprehensive income (loss). The CODM uses performance measures to monitor operating forecast versus actual results and determine how to allocate resources of the Group as a whole. Further, the CODM reviews and utilizes cost of revenues to manage the Group’s operation.

As of December 31, 2024 and 2025, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments are presented.

2.22	Operating leases as lessee

The Group determines if an arrangement is a lease or contains a lease at lease inception. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group.

2.23	Government subsidies

Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded in other operating income (expenses), net, in the period the cash is received. Government subsidies recognized for the years ended December 31, 2023, 2024 and 2025 were RMB29,733,380, RMB5,234,088 and RMB2,287,338, respectively.

2.	Summary of significant accounting policies (Continued)
2.24	Certain risks and concentrations

Foreign currency risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The Group’s cash and cash equivalents denominated in RMB that are subject to such government controls amounted to RMB486,342,603, which accounted for 28% of total cash and cash equivalents as of December 31, 2025.

Concentration of accounts receivable, net

Customer accounting for 10% or more of accounts receivable, net is as follows:

	As of December 31,
	2024		2025
	RMB	%	RMB	%	US$	%
Company A	6,930,689	14%	*	*	*	*
Company B	*	*	12,672,979	16%	1,812,212	16%
Company C	6,273,190	13%	*	*	*	*
Company D	*	*	12,889,482	17%	1,843,171	17%
*	Represents less than 10% of accounts receivable, net for the period.
2.25	Recently issued accounting pronouncements

Recent accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group continues to evaluate the impact of this guidance on its disclosures, but plan to adopt this guidance prospectively and conform with the disclosure requirements when it becomes mandatorily effective for the Group’s annual report for the year ending December 31, 2027.